Acquisitions And Other Business Arrangements (Movement In Redeemable Noncontrolling Interest After Business Combination) (Details) (USD $) In Millions, unless otherwise specified	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Roll Forward]
Beginning balance	$ 1,170	$ 1,212	$ 1,188
Share of net earnings	26	171	97
Ending balance	1,188	1,301	1,212
Redeemable Noncontrolling Interest [Member]
Redeemable Noncontrolling Interest [Roll Forward]
Dividend payments	(24)	(105)	(73)
Currency translation	16	25
Net loss and prior service cost		$ (2)